Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
24.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2023	2022
Cash on hand	-	-
Bank deposits	407,311	243,530
Other monetary funds	-	277,386
	407,311	520,916

	As at December 31,
	2023	2022
Renminbi	405,534	520,883
Hong Kong Dollars	1,776	33
	407,311	520,916

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2023 carry interest at market rates which ranged from 0.20% to 0.40% (2022: 0.30%-0.40%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.